UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment [X]; Amendment Number:  1
                                               -------
This Amendment (Check only one.):               [X] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Harpswell Capital Management LLC

Address:   2 Monument Square, Suite 650, Portland, ME 04101



Form 13F File Number: 028-


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Julia A. Finn
Title:  Chief Compliance Officer
Phone:  207-221-2202

Signature,  Place,  and  Date  of  Signing:

/s/ Julia A. Finn               	Portland, ME                   2/1/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              38

Form 13F Information Table Value Total:  	$290,224
                                         --------------
						(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




ISSUER,TITLE OF CLASS,CUSIP,VALUE (000s),SHARES,INVST DISCR,OTHER MGR,VOT AUTH AGL RESOURCES,COM,001204106," $12,141 "," 338,657 ",SOLE,," 338,657 "
ALLETE INC.,COM,018522300, $241 ," 6,466 ",SOLE,," 6,466 "
ALON USA ENERGY,COM,020520102," $1,732 "," 289,605 ",SOLE,," 289,605 "
CANADIAN NATIONAL RAILWAY,COM,136375102," $1,421 "," 21,372 ",SOLE,," 21,372 "
DIAMOND OFFSHORE DRILL,COM,25271C102," $2,137 "," 31,963 ",SOLE,," 31,963 "
DPL INC,COM,233293109," $7,636 "," 296,990 ",SOLE,," 296,990 "
DTE ENERGY COMPANY,COM,233331107," $13,800 "," 304,493 ",SOLE,," 304,493 "
E. I. DU PONT DE NEMOURS,COM,263534109," $1,412 "," 28,302 ",SOLE,," 28,302 "
ENERGEN CORP,COM,29265N108," $5,582 "," 115,659 ",SOLE,," 115,659 "
ENI S.P.A SPON ADR,COM,26874R108," $11,944 "," 273,058 ",SOLE,," 273,058 "
ENTERGY CORPORATION,COM,29364G103," $13,379 "," 188,885 ",SOLE,," 188,885 "
EOG RESOURCES,COM,26875P101," $6,975 "," 76,304 ",SOLE,," 76,304 "
EXTERRAN HOLDINGS,COM,30225X103," $5,116 "," 213,598 ",SOLE,," 213,598 "
FIRSTENERGY CORP,COM,337932107," $15,600 "," 421,401 ",SOLE,," 421,401 "
GOODRICH PETROLEUM,COM,382410405, $63 ," 3,581 ",SOLE,," 3,581 "
GULFMARK OFFSHORE,COM,402629208," $3,687 "," 121,279 ",SOLE,," 121,279 "
IMPERIAL OIL LIMITED,COM,453038408," $3,422 "," 84,463 ",SOLE,," 84,463 "
ITC HOLDINGS CORP,COM,465685105," $2,698 "," 43,530 ",SOLE,," 43,530 "
LANDSTAR SYSTEM,COM,515098101," $8,640 "," 211,052 ",SOLE,," 211,052 "
MARATHON OIL CORP,COM,565849106," $16,818 "," 454,166 ",SOLE,," 454,166 "
NABORS INDUSTRIES,COM,G6359F103," $6,819 "," 290,674 ",SOLE,," 290,674 "
NOBLE CORPORATION,COM,H5833N103," $19,677 "," 550,085 ",SOLE,," 550,085 "
NORFOLK SOUTHERN,COM,655844108," $6,038 "," 96,111 ",SOLE,," 96,111 "
NORTHWEST NATURAL GAS,COM,667655104, $868 ," 18,677 ",SOLE,," 18,677 "
OLIN CORP,COM,680665205," $10,146 "," 494,445 ",SOLE,," 494,445 "
OVERSEAS SHIPHOLDING,COM,690368105," $5,627 "," 158,876 ",SOLE,," 158,876 "
PARKER DRILLING,COM,701081101," $12,978 "," 2,839,864 ",SOLE,," 2,839,864 "
PENN VA CORP,COM,707882106, $724 ," 43,016 ",SOLE,," 43,016 "
PINNACLE WEST CAPITAL,COM,723484101," $3,872 "," 93,418 ",SOLE,," 93,418 "
PNM RESOURCES,COM,69349H107," $11,967 "," 919,147 ",SOLE,," 919,147 "
SEMPRA ENERGY,COM,816851109," $8,539 "," 162,718 ",SOLE,," 162,718 "
SHAW GROUP,COM,820280105," $21,510 "," 628,388 ",SOLE,," 628,388 "
SOUTHERN UNION CO,COM,844030106," $1,254 "," 52,100 ",SOLE,," 52,100 "
SOUTHWESTERN ENERGY,COM,845467109," $4,467 "," 119,341 ",SOLE,," 119,341 "
TGC INDUSTRIES,COM,872417308," $4,249 "," 1,118,260 ",SOLE,," 1,118,260 "
TOTAL SA ,COM,89151E109," $19,119 "," 357,497 ",SOLE,," 357,497 "
VALERO ENERGY ,COM,91913Y100," $14,791 "," 639,732 ",SOLE,," 639,732 "
VECTREN CORP,COM,92240G101," $3,137 "," 123,614 ",SOLE,," 123,614 "